PROSPECTUS SUPPLEMENT                                                                                                                                 March 31, 2023

Prospectus Supplement

March 31, 2023

Gilead Fund

ETAGX Class A Shares ETCGX Class C Shares
ETGLX Class N Shares ETILX Class I Shares

Healthcare & Life Sciences Fund

ETAHX Class A Shares ETCHX Class C Shares
ETNHX Class N Shares ETIHX Class I Shares

Exponential Technologies Fund

ETAEX Class A Shares ETCEX Class C Shares
ETNEX Class N Shares ETIEX Class I Shares

Limited-Term Bond Fund

ETABX Class A Shares ETCBX Class C Shares
ETNBX Class N Shares ETIBX Class I Shares

Core Bond Fund

ETARX Class A Shares ETCRX Class C Shares
ETNRX Class N Shares ETIRX Class I Shares

(each a “Fund” and collectively, the “Funds”)

This information supplements certain information contained in the Prospectus for the Funds, dated November 1, 2022, and should be read in conjunction with such Prospectus.

Eventide Gilead Fund

Effective April 1, 2023, the Eventide Gilead Fund’s primary benchmark will change from the S&P 500 Total Return Index to the Russell Midcap Growth Index and the S&P 500 Total Return Index will be the Fund’s supplemental benchmark. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2022)
Class N Shares	1 Year	5 Years	10 Years
Return Before Taxes	(34.05)%	8.25%	13.39%
Return After Taxes on Distributions	(34.85)%	7.19%	12.78%
Return After Taxes on Distributions and Sale of Fund Shares	(19.56)%	6.55%	11.30%
Class A Shares	1 Year	5 Years	10 Year
Return Before Taxes	(37.87)%	6.94%	12.68%
Class C Shares	1 Year	5 Years	10 Years
Return Before Taxes	(35.19)%	7.39%	12.48%
Class I Shares
Return Before Taxes	(33.92)%	8.47%	13.62%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)[1]	(26.72)%	7.64%	11.41%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	(18.11)%	9.42%	12.56%
1.	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the Russell Midcap Growth Index because Russell Midcap Growth Index better represents the Fund’s investment strategy.

Eventide Healthcare & Life Sciences Fund

Effective April 1, 2023, the Eventide Healthcare and Life Sciences Fund’s primary benchmark will change from the S&P 500 Total Return Index to the S&P Biotechnology Select Industry Index and the S&P 500 Total Return Index will be the Fund’s supplemental benchmark. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2022)
Class A Shares	1 Year	5 Years	10 years
Return Before Taxes	(24.44)%	6.26%	14.75%
Return After Taxes on Distributions	(24.44)%	4.88%	13.93%
Return After Taxes on Distributions and Sale of Fund Shares	(14.47)%	4.73%	12.40%
Class C Shares
Return Before Taxes	(21.21)%	6.73%	14.58%
Class N Shares
Return Before Taxes	(19.77)%	7.59%	15.51%
Class I Shares
Return Before Taxes	(19.62)%	7.80%	15.73%
S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes)[1]	(25.62)%	(0.27)%	11.14%%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	(18.11)%	9.42%	12.56%

1.	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P Biotechnology Select Industry Index because the S&P Biotechnology Select Industry Index better represents the Fund’s investment strategy.

Eventide Exponential Technologies Fund

Effective April 1, 2023, the Eventide Exponential Technologies Fund’s primary benchmark will change from the S&P 500 Total Return Index to the S&P North American Technology Sector Industry Index, and the Exponential Technologies Blended Index

and the S&P Total Return Index will be the Fund’s supplemental benchmarks. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2022)
Class A Shares	1 Year	Since inception (6/30/2020)
Return Before Taxes	(48.24)%	(2.29)%
Return After Taxes on Distributions	(48.24)%	(2.51)%
Return After Taxes on Distributions and Sale of Fund Shares	(28.56)%	(1.77)%
Class C Shares
Return Before Taxes	(45.56)%	(0.72)%
Class N Shares
Return Before Taxes	(45.08)%	0.05%
Class I Shares
Return Before Taxes	(44.98)%	0.25%
S&P North American Technology Sector Industry Index (reflects no deduction for fees, expenses or taxes)[1]	(35.36)%	1.10%
Exponential Technologies Blended Index (reflects no deduction for fees, expenses or taxes)[2]	(35.04)%	1.44%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	(18.11)%	10.62%

1.	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P North American Technology Sector Industry Index because the S&P North American Technology Sector Industry Index better represents the Fund’s investment strategy.
2.	The Exponential Technologies Blended Index is comprised of 50% of the S&P North American Technology Software Index, 20% of the S&P Technology Hardware Select Industry Index, 20% of the Philadelphia Stock Exchange Semiconductor Index and 10% of the S&P 500 Communications Services Sector.

Effective April 1, 2023, Christopher Grogan, CFA, Director of Investment Consulting and Portfolio Manager of the Adviser, will replace Dolores S. Bamford, CFA, as a Portfolio Manager of the Eventide Limited-Term Bond Fund and the Eventide Core Bond Fund. Accordingly, all references to Ms. Bamford as a Portfolio Manager of the Eventide Limited-Term Bond Fund and the Eventide Core Bond Fund in the Prospectus are deleted and the following revisions to the Prospectus are effective April 1, 2023:

1)	The section of the Fund’s Prospectus entitled “FUND SUMMARY/ Eventide Limited-Term Bond Fund

– Portfolio Managers” is deleted and replaced with the following:

Portfolio Managers: Christopher Grogan, CFA, Director of Investment Consulting and Portfolio Manager of the Adviser, serves as a Co-Portfolio Manager of the Fund. Mr. Grogan has served the Fund in this capacity since April 2023. Mr. Grogan provides oversight of the Sub-Adviser. The Sub-Adviser manages assets of the Fund at the direction of the Adviser.

David M. Dirk, CFA, Director of Portfolio Management and Trading of the Sub-Adviser, has served as a Co-Portfolio Manager of the Fund since May 2020.

Mr. Grogan and Mr. Dirk are jointly and primarily responsible for the day-to-day management of the Fund.

2)	The section of the Fund’s Prospectus entitled “FUND SUMMARY/ Eventide Core Bond Fund - Portfolio Managers” is deleted and replaced with the following:

Portfolio Managers: Christopher Grogan, CFA, Director of Investment Consulting and Portfolio Manager of the Adviser, serves as a Co-Portfolio Manager of the Fund. Mr. Grogan has served the Fund in this capacity since April 2023. Mr. Grogan provides oversight of the Sub-Adviser. The Sub-Adviser manages assets of the Fund at the direction of the Adviser.

David M. Dirk, CFA, Director of Portfolio Management and Trading of the Sub-Adviser, has served as a Co-Portfolio Manager of the Fund since May 2020.

Mr. Grogan and Mr. Dirk are jointly and primarily responsible for the day-to-day management of the Fund.

3)	The section of the Funds’ Prospectus entitled “MANAGEMENT OF THE FUND - Portfolio Managers” is amended as follows:

Mr. Grogan, CFA, serves as Portfolio Manager of the Limited-Term Bond Fund and the Core Bond Fund. David M. Dirk, CFA serves as a portfolio manager for those assets of the Limited-Term Bond Fund and Core Bond Fund allocated to Boyd Watterson.

4)	The eighth paragraph under the sub-heading “Portfolio Managers” is deleted and replaced with the following:

Christopher Grogan (Limited-Term Bond Fund and Core Bond Fund)

Christopher Grogan, CFA, serves as Director of Investment Consulting for Eventide and Portfolio Manager for the Eventide Limited-Term Bond Fund and the Eventide Core Bond Fund. Mr. Grogan has over 10 years of investment experience. Prior to joining Eventide in 2019, Mr. Grogan was an Associate Portfolio Manager with Boston Advisors, LLC. In this role, he was tasked with conducting asset allocation strategy, equity portfolio management, fixed income portfolio management, open architecture due diligence, and building custom portfolio solutions using both internal and third-party strategies. Before that, he was a Financial Planning Analyst with Raymond James. Mr. Grogan has a dual B.A. in Economics and Finance from Gordon College. He holds the Chartered Financial Analyst designation and is a member of the CFA Society Boston and CFA Institute.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2022, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.